EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 8,208	$ 7,683	$ 6,803
Net income	(1,927)	2,829	1,076
Other comprehensive income	(191)	(31)	217
Comprehensive income (loss)	(2,118)	2,798	1,293
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	177	343	378
Net income	16	7	36
Other comprehensive income	0	0	0
Comprehensive income (loss)	$ 16	$ 7	$ 36